Borrowings	6 Months Ended
Sep. 30, 2025
Borrowings [Abstract]
BORROWINGS

NOTE 10 – BORROWINGS

Short-term borrowings

Short-term borrowings consisted of the following as of September 30, 2025 and March 31, 2025:

	September 30, 2025 (Unaudited)	March 31, 2025

Short-term loans from related parties	$14,047	$13,780
Short-term loans from third-party individuals	962,320	688,404
Total short-term borrowings	$976,367	$702,184

Short-term borrowings included loans from various individuals that are unsecured. As of September 30, 2025 and 2024, short-term loans from a related party represented the unsecured loan of $14,047 and $13,780, respectively, that the Company borrowed from Jun Zheng which have no fixed repayment term and bear interest of 6%. Short-term loans from third-party individuals represented the unsecured loans of $971,270 and $688,404 the Company borrowed from several unaffiliated individuals as of September 30, 2025 and 2024, with loan terms from March 24, 2025 to March 23, 2026 and interest rate of 6%.

As of September 30, 2025 and 2024, the total amount of these loans was $976,367 and $702,184, respectively. The Company recorded interest expenses of $31,375 and $19,723 on these short-term loans for the six months ended September 30, 2025 and 2024, respectively.

Long-term borrowings

Long-term borrowings consisted of the following as of September 30, 2025 and March 31, 2025:

	September 30, 2025 (Unaudited)	March 31, 2025
Car loans
Current portion	$4,475	$8,781
Non-current portion		-
Total car loans	$4,475	$8,781

	September 30, 2025 (Unaudited)	March 31, 2025
Bank loans
Current portion	$98,126	$
Non-current portion	-		96,264
Total long-term bank loans	$98,126		$96,264

Long-term bank loans are loans the Company borrowed from Jiangsu Taizhou Rural Commercial Bank which are valid from November 2, 2022 to November 1, 2025 and bear interest of 6%. As of September 30, 2025 and March 31, 2025, the total amount of these loans was $98,126 and $96,264, respectively. The Company recorded interest expenses for the bank loans of $2,378 and $2,916 for the six months ended September 30, 2025 and 2024, respectively.

Future loan payments as of September 30, 2025 is as follows:

	RMB	USD

One year	6,982,615	$980,842
Two years	520,416	73,102
Total payment	7,503,031	$1,053,944